Financial Risk Management Objectives and Policies - Amounts Related to Items Designated as Hedged Item (Details) - EUR Original Term Loan - EUR (€) € in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Disclosure of detailed information about hedged items [line items]
Nominal value		€ 375,000
Carrying value		€ 368,701
Line item in the statement of financial position	Loans and borrowings	Loans and borrowings
Change in fair value used for measuring ineffectiveness for the period	€ (1,469)	€ 1,611
Change in value of hedging instrument recognized in OCI	€ (1,469)	€ 1,611